Borrowings (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Borrowings [Abstract]
Interest expenses	$ 503,519	$ 557,571	$ 392,741
Weighted average interest rates of borrowings outstanding	3.63%	4.34%	4.50%